Employee Benefit Plan (Details Narrative) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 01, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Retirement Benefits [Abstract]
Employers contribution perecentage	11.50%			12.00%		11.50%
Employers payments tax percentage				15.00%		15.00%
Superannuation expense		$ 128	$ 25	$ 193	$ 46